Investment in Affiliates (Tables)	6 Months Ended
Sep. 30, 2021
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates
Investment in affiliates at March 31, 2021 and September 30, 2021 consists of the following:

	Millions of yen
	March 31, 2021	September 30, 2021
Shares	¥853,937	¥873,281
Loans and others	33,827	35,059

	¥887,764	¥908,340